Provisions and other long-term liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Other provisions at beginning of period	$ 31,952	$ 34,083
Addition to provision / changes in estimates	4,850	5,476
Exchange difference	1,371	(378)
Foreign currency translation	1,135	(2,534)
Amortization	(90)	(107)
Unwinding of discount	2,021	2,225
Amounts used during the year	(3,584)	(6,813)
Acquisitions	2,244
Divestments	(15,269)
Other provisions at end of period	24,630	31,952
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Other provisions at beginning of period	20,887	23,536
Addition to provision / changes in estimates	1,326	2,162
Exchange difference	1,035	333
Foreign currency translation	1,135	(2,554)
Amortization	0	0
Unwinding of discount	1,957	1,751
Amounts used during the year	(900)	(4,341)
Acquisitions	2,244
Divestments	(14,287)
Other provisions at end of period	13,397	20,887
Provision For Deferred Income [member]
Disclosure of other provisions [line items]
Other provisions at beginning of period	603	810
Addition to provision / changes in estimates	0	0
Exchange difference	98	(100)
Foreign currency translation	0	0
Amortization	(90)	(107)
Unwinding of discount	0	0
Amounts used during the year	0	0
Acquisitions	0
Divestments	0
Other provisions at end of period	611	603
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Other provisions at beginning of period	10,462	9,737
Addition to provision / changes in estimates	3,524	3,314
Exchange difference	238	(611)
Foreign currency translation	0	20
Amortization	0	0
Unwinding of discount	64	474
Amounts used during the year	(2,684)	(2,472)
Acquisitions	0
Divestments	(982)
Other provisions at end of period	$ 10,622	$ 10,462